SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets Held for Sale and Discontinued Operations (Details)	Nov. 02, 2016
PTNNT | Discontinued operations disposed of by sale | PTNNT
Agreement terms and other information
Ownership interest held (as a percent)	48.50%